Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Communication Services (6.1%)
*	Alphabet Inc. Class A	93,190	269,975
*	Alphabet Inc. Class C	72,187	208,880
*	Walt Disney Co.	383,635	59,421
*	T-Mobile US Inc.	493,337	57,217
*	Meta Platforms Inc. Class A	137,600	46,282
	Activision Blizzard Inc.	628,600	41,821
*	Charter Communications Inc. Class A	41,470	27,037
	Nintendo Co. Ltd.	38,850	18,176
	Electronic Arts Inc.	135,050	17,813
	Comcast Corp. Class A	268,538	13,516
*	Altice USA Inc. Class A	234,700	3,797
			763,935
Consumer Discretionary (11.9%)
	Sony Group Corp. ADR	1,841,400	232,753
	Whirlpool Corp.	731,324	171,612
*	CarMax Inc.	1,268,550	165,203
*	Mattel Inc.	6,036,841	130,154
	TJX Cos. Inc.	1,604,600	121,821
	Ross Stores Inc.	1,040,920	118,956
*	Alibaba Group Holding Ltd. ADR	830,300	98,631
*	Tesla Inc.	79,800	84,331
	Bath & Body Works Inc.	605,800	42,279
*	Amazon.com Inc.	12,475	41,596
	Newell Brands Inc.	1,790,000	39,094
*	Dollar Tree Inc.	254,000	35,692
*	Capri Holdings Ltd.	464,151	30,128
*	Royal Caribbean Cruises Ltd.	391,200	30,083
*	Marriott International Inc. Class A	176,290	29,130
*	Carnival Corp.	1,432,100	28,814
*	Victoria's Secret & Co.	337,833	18,763
*	Burlington Stores Inc.	51,500	15,013
*	Leslie's Inc.	511,100	12,093
	Lowe's Cos. Inc.	35,000	9,047
	Restaurant Brands International Inc.	140,500	8,526
	McDonald's Corp.	24,700	6,621
	MGM Resorts International	95,000	4,264
*	O'Reilly Automotive Inc.	4,300	3,037
*	Las Vegas Sands Corp.	79,600	2,996
*	AutoZone Inc.	1,055	2,212
*	Hilton Worldwide Holdings Inc.	13,800	2,153
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,419
			1,486,421

		Shares	Market Value ($000)
Consumer Staples (0.6%)
*	BJ's Wholesale Club Holdings Inc.	306,700	20,540
	Sysco Corp.	227,500	17,870
	Tyson Foods Inc. Class A	187,700	16,360
	Altria Group Inc.	250,424	11,868
	Mowi ASA	157,000	3,716
	Kroger Co.	35,000	1,584
	Philip Morris International Inc.	15,500	1,472
	Constellation Brands Inc. Class A	4,400	1,104
			74,514
Energy (1.8%)
	Pioneer Natural Resources Co.	620,173	112,797
	EOG Resources Inc.	335,421	29,796
	Valero Energy Corp.	311,900	23,427
	Coterra Energy Inc.	1,084,850	20,612
	Cameco Corp.	748,800	16,331
*	Southwestern Energy Co.	1,959,500	9,131
	Hess Corp.	107,900	7,988
*	Transocean Ltd. (XNYS)	1,237,200	3,415
	Schlumberger NV	44,700	1,339
*	TechnipFMC plc	197,500	1,169
*	Technip Energies NV	7,820	114
			226,119
Financials (9.9%)
	JPMorgan Chase & Co.	1,520,366	240,750
	Wells Fargo & Co.	4,042,500	193,959
	Charles Schwab Corp.	2,026,464	170,426
	Raymond James Financial Inc.	1,349,925	135,533
	Goldman Sachs Group Inc.	322,000	123,181
	Northern Trust Corp.	988,580	118,244
	Discover Financial Services	547,281	63,244
	Bank of America Corp.	1,244,659	55,375
	Marsh & McLennan Cos. Inc.	298,312	51,853
	US Bancorp	633,300	35,572
	Morgan Stanley	165,000	16,196
	Progressive Corp.	142,700	14,648
	CME Group Inc.	55,250	12,622
	Evercore Inc. Class A	90,400	12,281
			1,243,884
Health Care (23.2%)
	Eli Lilly & Co.	2,343,772	647,397
	Amgen Inc.	1,453,200	326,926
	AstraZeneca plc ADR	5,567,990	324,335
	Thermo Fisher Scientific Inc.	414,740	276,731
*	Biogen Inc.	1,122,877	269,401
	Novartis AG ADR	1,790,740	156,636
*	Boston Scientific Corp.	2,968,730	126,112
*	Elanco Animal Health Inc. (XNYS)	4,214,691	119,613
	Bristol-Myers Squibb Co.	1,708,550	106,528
	Roche Holding AG	227,816	94,512
	CVS Health Corp.	697,280	71,931
*	LivaNova plc	727,940	63,644
	Abbott Laboratories	402,890	56,703
	Zimmer Biomet Holdings Inc.	438,000	55,643
	Agilent Technologies Inc.	262,570	41,919
*	Illumina Inc.	102,730	39,083
[1]	Siemens Healthineers AG	406,256	30,290

		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	288,770	25,513
*	IQVIA Holdings Inc.	84,222	23,762
	Stryker Corp.	47,400	12,676
	Alcon Inc.	125,260	10,913
	Humana Inc.	18,344	8,509
	Sanofi ADR	135,420	6,784
	Medtronic plc	60,000	6,207
	Danaher Corp.	17,707	5,826
	UnitedHealth Group Inc.	8,489	4,263
*	Waters Corp.	7,137	2,659
	Cerner Corp.	10,000	929
			2,915,445
Industrials (15.0%)
*	Southwest Airlines Co.	6,795,569	291,122
	Siemens AG (Registered)	1,597,138	276,629
	FedEx Corp.	836,400	216,326
*	AECOM	2,698,400	208,721
	Jacobs Engineering Group Inc.	936,485	130,387
	United Parcel Service Inc. Class B	556,100	119,194
*	Airbus SE	681,460	87,189
*	United Airlines Holdings Inc.	1,468,200	64,278
	Caterpillar Inc.	306,170	63,298
*	TransDigm Group Inc.	81,850	52,080
	Textron Inc.	644,400	49,748
	Union Pacific Corp.	175,500	44,214
*	Delta Air Lines Inc.	1,115,110	43,578
*	American Airlines Group Inc.	2,200,900	39,528
	General Dynamics Corp.	167,700	34,960
	Carrier Global Corp.	432,500	23,459
*	GXO Logistics Inc.	240,600	21,854
*	XPO Logistics Inc.	240,600	18,630
	Deere & Co.	51,390	17,621
	AMETEK Inc.	118,090	17,364
	Otis Worldwide Corp.	177,500	15,455
	CSX Corp.	339,000	12,746
	Rockwell Automation Inc.	25,650	8,948
	L3Harris Technologies Inc.	34,000	7,250
	Science Applications International Corp.	80,000	6,687
	Pentair plc	87,200	6,368
	Old Dominion Freight Line Inc.	4,500	1,613
			1,879,247
Information Technology (26.0%)
	Microsoft Corp.	1,373,910	462,074
	KLA Corp.	706,970	304,075
	Texas Instruments Inc.	1,607,750	303,013
	Intel Corp.	4,243,930	218,562
	Applied Materials Inc.	1,158,400	182,286
	Micron Technology Inc.	1,753,280	163,318
*	Flex Ltd.	8,333,060	152,745
	Asml Holding NV GDR (Registered)	156,575	124,656
	Intuit Inc.	192,350	123,723
	QUALCOMM Inc.	625,340	114,356
	Telefonaktiebolaget LM Ericsson ADR	9,587,245	104,213
	Hewlett Packard Enterprise Co.	6,577,898	103,734
	HP Inc.	2,732,343	102,927
*	Adobe Inc.	160,600	91,070
	NetApp Inc.	963,900	88,669

		Shares	Market Value ($000)
	Analog Devices Inc.	481,000	84,545
	Visa Inc. Class A	313,300	67,895
	Apple Inc.	370,000	65,701
	Cisco Systems Inc.	976,300	61,868
	Oracle Corp.	629,400	54,890
*	PayPal Holdings Inc.	243,650	45,948
*	Keysight Technologies Inc.	201,560	41,624
	Corning Inc.	1,035,200	38,541
	NVIDIA Corp.	92,140	27,099
*	WEX Inc.	192,080	26,966
	Fidelity National Information Services Inc.	229,000	24,995
	Teradyne Inc.	142,750	23,344
*	Western Digital Corp.	264,600	17,255
	Mastercard Inc. Class A	41,500	14,912
*,2	BlackBerry Ltd.	1,328,700	12,423
	Jabil Inc.	116,000	8,161
*	Ciena Corp.	55,000	4,233
*	Nokia OYJ ADR	360,000	2,239
			3,262,060
Materials (1.6%)
	Albemarle Corp.	415,965	97,240
	Glencore plc	6,661,625	33,943
	DuPont de Nemours Inc.	352,933	28,510
	Dow Inc.	278,000	15,768
	Freeport-McMoRan Inc.	330,000	13,771
	Corteva Inc.	285,593	13,503
	Greif Inc. Class B	28,000	1,674
			204,409
Real Estate (0.1%)
	American Homes 4 Rent Class A	222,000	9,681
Total Common Stocks (Cost $4,700,361)			12,065,715
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[3,4]	Vanguard Market Liquidity Fund, 0.090% (Cost $475,818)	4,759,373	475,889
Total Investments (100.0%) (Cost $5,176,179)			12,541,604
Other Assets and Liabilities—Net (0.0%)			4,230
Net Assets (100%)			12,545,834
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $30,290,000, representing 0.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,404,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,501,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,521,146	544,569	—	12,065,715
Temporary Cash Investments	475,889	—	—	475,889
Total	11,997,035	544,569	—	12,541,604